UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2009

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     August 12, 2009

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Total Value: $ 232,477 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $ 5,804   2,448,912    SH    SOLE  N/A   1,798,512  N/A    650,400
At & T Corp                  Common     00206R102   $ 9,778     393,650    SH    SOLE  N/A     334,200  N/A     59,450
Cameco Corp                  Common     13321L108   $ 9,677     378,000    SH    SOLE  N/A     378,000  N/A        -
China Life Insurance Co      ADR        16939P106   $ 4,257      76,790    SH    SOLE  N/A      39,800  N/A     36,990
Cia Saneamento Basico        ADR        20441A102   $ 3,343     111,470    SH    SOLE  N/A      57,100  N/A     54,370
Compugen Ltd                 Common     M25722105   $   117      58,000    SH    SOLE  N/A       8,000  N/A     50,000
Cooper Tire & Rubber         Common     216831107   $ 4,165     419,855    SH    SOLE  N/A     417,355  N/A      2,500
Durect Corporation           Common     266605104   $15,484   6,505,770    SH    SOLE  N/A   5,032,000  N/A  1,473,770
Endocare Inc                 Common     29264P203   $   -       177,280    SH    SOLE  N/A     176,843  N/A        437
General Cable Corp           Common     369300108   $13,774     366,525    SH    SOLE  N/A     289,700  N/A     76,825
General Electric Co          Common     369604103   $ 5,507     469,920    SH    SOLE  N/A     365,000  N/A    104,920
Gerber Scientific Inc        Common     373730100   $ 5,217   2,086,800    SH    SOLE  N/A   1,588,000  N/A    498,800
Heska Corp                   Common     42805E108   $ 2,955   7,987,200    SH    SOLE  N/A   5,439,700  N/A  2,547,500
Home Depot Inc               Common     437076102   $ 3,568     151,000    SH    SOLE  N/A     150,000  N/A      1,000
Horsehead Holding Corp       Common     440694305   $ 7,793   1,046,100    SH    SOLE  N/A     954,700  N/A     91,400
Inovio Biomedical Corp       Common     45773H102   $   403     504,200    SH    SOLE  N/A     415,800  N/A     88,400
Libbey Inc                   Common     529898108   $ 2,980   2,113,680    SH    SOLE  N/A   1,499,000  N/A    614,680
Matrix Service Co            Common     576853105   $10,362     902,596    SH    SOLE  N/A     770,696  N/A    131,900
Mcdermott Intl Inc           Common     580037109   $19,535     961,850    SH    SOLE  N/A     793,450  N/A    168,400
Myr Group Inc                Common     55405W104   $11,717     579,500    SH    SOLE  N/A     504,800  N/A     74,700
Owens Illinois Inc           Common     690768403   $11,963     427,100    SH    SOLE  N/A     336,900  N/A     90,200
Penford Corp                 Common     707051108   $ 4,019     694,062    SH    SOLE  N/A     583,062  N/A    111,000
Petroleo Brasileiro          ADR        71654V101   $14,148     424,100    SH    SOLE  N/A     356,200  N/A     67,900
Potash Corp                  Common     73755L107   $ 9,001      96,730    SH    SOLE  N/A      78,600  N/A     18,130
Precision Castparts Corp     Common     740189105   $ 7,929     108,575    SH    SOLE  N/A      92,100  N/A     16,475
Providence Service Corp      Common     743815102   $11,762   1,074,135    SH    SOLE  N/A     824,388  N/A    249,747
Quixote Corp                 Common     749056107   $   566     200,000    SH    SOLE  N/A     200,000  N/A        -
Safeguard Scientifics Inc    Common     786449108   $    34      26,000    SH    SOLE  N/A         -    N/A     26,000
Stealthgas Inc               Common     Y81669106   $ 7,661   1,647,516    SH    SOLE  N/A   1,271,716  N/A    375,800
Telekomunik Indonesia        ADR        715684106   $15,969     532,650    SH    SOLE  N/A     418,200  N/A    114,450
Tier Technologies Inc        Common     88650Q100   $ 3,282     425,100    SH    SOLE  N/A     425,000  N/A        100
Uranium Resources Inc        Common     916901507   $ 9,461   7,391,230    SH    SOLE  N/A   5,004,600  N/A  2,386,630
Wal-Mart Stores Inc          Common     931142103   $   242       5,000    SH    SOLE  N/A         -    N/A      5,000